CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME [Abstract]
Net income	$ 1,205	$ 1,482	$ 1,172
Other comprehensive income/(loss), net of tax:
Change in unrealized gain/(loss) on marketable securities, net	205	(291)	(25)
Change in unrealized foreign exchange differences	13	38	27
Change in actuarial (loss)/gain relating to pension	(25)	(3)	(32)
Change in unrealized gain/(loss) on interest rate swaps in subsidiaries	0	1	(2)
Deconsolidation of subsidiaries	0	(63)	0
Change in unrealized gain/(loss) on interest rate swaps in VIEs	20	20	(11)
Other comprehensive (loss)/income:	213	(298)	(43)
Total comprehensive income for the period	1,418	1,184	1,129
Comprehensive income attributable to the parent	1,341	1,073	1,081
Comprehensive income attributable to the non-controlling interest	$ 77	$ 111	$ 48